UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   October 27, 2001

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: 83,292

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1289    72575 SH       SOLE                    72575
AgnicoEagl 3.50% 1/27/04       Conv Bonds       008474AA6      522   622000 SH       SOLE                   622000
Altera                         Common Stocks    021441100      679    41455 SH       SOLE                    41455
American Superconductor        Common Stocks    030111108      444    47575 SH       SOLE                    47575
Analog Devices                 Common Stocks    032654105      730    22330 SH       SOLE                    22330
Applied Films                  Common Stocks    038197109     3411   203625 SH       SOLE                   203625
Bear Stearns Companies         Common Stocks    073902108     2179    43575 SH       SOLE                    43575
Capstone Turbine               Common Stocks    14067D102      662   109550 SH       SOLE                   109550
CEC Entertainment              Common Stocks    125137109     2678    78525 SH       SOLE                    78525
Cendant                        Common Stocks    151313103     1612   125900 SH       SOLE                   125900
Christopher & Banks            Common Stocks    171046105     1793    59550 SH       SOLE                    59550
CMS Energy                     Common Stocks    125896100      950    47500 SH       SOLE                    47500
CNF, Inc.                      Common Stocks    12612W104      975    42725 SH       SOLE                    42725
Coherent                       Common Stocks    192479103     1462    51475 SH       SOLE                    51475
Cohesion Technologies          Common Stocks    19248N101      258    75850 SH       SOLE                    75850
COR Therapeutics               Common Stocks    217753102      705    31175 SH       SOLE                    31175
Cryolife                       Common Stocks    228903100      983    26125 SH       SOLE                    26125
Delta & Pine Land Co.          Common Stocks    247357106     1139    67075 SH       SOLE                    67075
Developers Diversified Realty  Common Stocks    251591103     1051    58575 SH       SOLE                    58575
Electro Scientific Industries  Common Stocks    285229100     1331    60650 SH       SOLE                    60650
Ensco International Inc.       Common Stocks    26874Q100      847    57925 SH       SOLE                    57925
Equity Residential Prop Trust  Common Stocks    29476L107      956    32750 SH       SOLE                    32750
First Industrial Realty Trust  Common Stocks    32054K103      938    31275 SH       SOLE                    31275
Fossil                         Common Stocks    349882100     1077    68575 SH       SOLE                    68575
Foundry Networks               Common Stocks    35063R100      839   138600 SH       SOLE                   138600
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      278    10850 SH       SOLE                    10850
Glacier Bancorp                Common Stocks    37637Q105     1651    86875 SH       SOLE                    86875
Grey Wolf                      Common Stocks    397888108      718   398800 SH       SOLE                   398800
Guess Inc                      Common Stocks    401617105     1200   186000 SH       SOLE                   186000
Humana                         Common Stocks    444859102     1161    96300 SH       SOLE                    96300
International Rectifier        Common Stocks    460254105     2165    79525 SH       SOLE                    79525
ISIS Pharmaceuticals           Common Stocks    464330109     1494    87650 SH       SOLE                    87650
Jack in the Box                Common Stocks    466367109     1083    38683 SH       SOLE                    38683
JNI Corp                       Common Stocks    46622G105      990   158350 SH       SOLE                   158350
Jones Apparel                  Common Stocks    480074103     1704    66867 SH       SOLE                    66867
Keithley Instruments           Common Stocks    487584104     1157    80600 SH       SOLE                    80600
Lehman Brothers Holdings       Common Stocks    524908100     2217    39000 SH       SOLE                    39000
Ligand Pharmaceuticals         Common Stocks    53220K207     1488   162125 SH       SOLE                   162125
Measurement Specialties        Common Stocks    583421102     1465   148100 SH       SOLE                   148100
Merix Corp                     Common Stocks    590049102      932    66300 SH       SOLE                    66300
Mitcham Industries             Common Stocks    606501104      970   220450 SH       SOLE                   220450
National Oilwell               Common Stocks    637071101      617    42575 SH       SOLE                    42575
Pacific Sunwear                Common Stocks    694873100     2013   146375 SH       SOLE                   146375
Plains All Amern Pipeline LP   Common Stocks    726503105     4650   181644 SH       SOLE                   181644
Plains Resources               Common Stocks    726540503     1622    62390 SH       SOLE                    62390
Pogo Producing                 Common Stocks    730448107      997    42440 SH       SOLE                    42440
Potash Corp Saskatchewan       Common Stocks    73755L107     1871    33590 SH       SOLE                    33590
PURE Resources                 Common Stocks    74622E102      962    60308 SH       SOLE                    60308
Quanex 6.88% 6/30/07           Conv Bonds       747620AC6      763   763000 SH       SOLE                   763000
Quiksilver                     Common Stocks    74838C106     1889   152950 SH       SOLE                   152950
Remedy Temp                    Common Stocks    759549108     1169    97375 SH       SOLE                    97375
Ribozyme                       Common Stocks    762567105      914   130775 SH       SOLE                   130775
Shaw Group                     Common Stocks    820280105     1201    42650 SH       SOLE                    42650
Southwest Airlines             Common Stocks    844741108     1125    75825 SH       SOLE                    75825
Southwest Securities           Common Stocks    845224104     2059   119860 SH       SOLE                   119860
Speedway 5.75%, 9/30/03        Conv Bonds       847788AC0      665   686000 SH       SOLE                   686000
St. Mary Land & Exploration Co Common Stocks    792228108      478    29975 SH       SOLE                    29975
Stelmar Shipping               Common Stocks    V8726M103      523    37500 SH       SOLE                    37500
Sycamore Networks              Common Stocks    871206108      304    87400 SH       SOLE                    87400
Synopsys                       Common Stocks    871607107     1510    37650 SH       SOLE                    37650
Trikon Technologies            Common Stocks    896187101     1943   230175 SH       SOLE                   230175
Ultra Petroleum                Common Stocks    903914109     1346   336500 SH       SOLE                   336500
Universal Display              Common Stocks    91347P105      588    83425 SH       SOLE                    83425
UNUM Provident                 Common Stocks    91529Y106     1200    47525 SH       SOLE                    47525
Vishay Intertechnology         Common Stocks    928298108     1467    79750 SH       SOLE                    79750
Zale                           Common Stocks    988858106     1231    46475 SH       SOLE                    46475